Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
10.	Fair Value Measurements
The following tables present the fair value hierarchy for the Company’s assets and liabilities that are measured at fair value at issuance date and on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

Fair Value Measurement as of March 31, 2024
	Total Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents
Money market funds	$23,049	$23,049	$—	$—

Total assets	$23,049	$23,049	$—	$—

Liabilities:
Legacy Allurion Common Stock Warrant Liabilities	$304	$—	$—	$304
Public Warrants	3,329	3,329	—	—
Revenue Interest Financing	35,000	—	—	35,000
PIPE Conversion Option	7,510	—	—	7,510
Earn-out Liability	9,800	—	—	9,800
Term Loan Derivative Liability	1,957	—	—	1,957
Success Fee Derivative Liability	14	—	—	14

Total Liabilities	$57,914	$3,329	$—	$54,585

Fair Value Measurement as of December 31, 2023
	Total Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents
Money market funds	$30,582	$30,582	$—	$—

Total assets	$30,582	$30,582	$—	$—

Liabilities:
Legacy Allurion Common Stock Warrant Liabilities	$821	$—	$—	$821
Public Warrants	5,943	5,943	—	—
Revenue Interest Financing	36,200	—	—	36,200
PIPE Conversion Option	5,600	—	—	5,600
Earn-out Liability	23,990	—	—	23,990
Term Loan Derivative Liability	1,895	—	—	1,895
Success Fee Derivative Liability	14	—	—	14

Total Liabilities	$74,463	$5,943	$—	$68,520

Public Warrants
As a result of the Business Combination on August 1, 2023, the Company recorded a liability for Public Warrants to purchase the Company’s Common Stock. The Public Warrants are traded on the NYSE and are recorded at fair value using the closing price as March 31, 2024 of $0.25, which is a Level 1 input.

Legacy Allurion Warrants
The Company has classified the Legacy Allurion Common Stock Warrants within Level 3 of the hierarchy as the fair value is derived using the Black-Scholes option pricing model, which uses a combination of observable (Level 2) and unobservable (Level 3) inputs. See table below for the assumptions used in the pricing model of the Legacy Allurion Common Stock Warrants:

	Measurement Date	Interest Rate	Exercise Price	Estimated Fair Value of Underlying Share Price	Expected Volatility	Expected Life (Years)
Legacy Allurion Series C Preferred Stock warrants (as converted to Common)	March 31, 2024	4.20%	$6.73	$1.75	90%	7.00
Other Common Stock	March 31, 2024	4.36%	1.05	1.75	90%	3.44
Legacy Allurion Series D-1 Preferred Stock warrants (as converted to Common)	March 31, 2024	4.20%	12.14	1.75	90%	7.00 - 8.46
Legacy Allurion Series C Preferred Stock warrants (as converted to Common)	December 31, 2023	3.88%	6.73	$3.74	100%	7.25
Other Common Stock	December 31, 2023	3.95%	1.05	3.74	100%	3.69
Legacy Allurion Series D-1 Preferred Stock warrants (as converted to Common)	December 31, 2023	3.88%	12.14	3.74	100%	7.25 - 8.71
Expected dividend yield for all calculations is 0.00%.
The following table reconciles the changes in fair value for the three months ended March 31, 2024 and 2023 of the warrant liabilities valued using Level 3 inputs:

	Preferred Stock Warrants (as converted to Common)	Common Stock Warrants	Total
Balance – January 1, 2023	$1,777	$596	$2,373
Change in fair value	826	649	1,475
Exercise of warrants	(18)	—	(18)

Balance – March 31, 2023	$2,585	$1,245	$3,830

Balance – January 1, 2024	$642	$179	$821
Change in fair value	(409)	(108)	(517)

Balance – March 31, 2024	$233	$71	$304

2019 Term Loan Success Fee Derivative Liability
The derivative liability for the success fee associated with Legacy Allurion’s November 2019 loan and security agreement with Western Alliance Bank (the “2019 Term Loan” and such fee, the “Success Fee”) was recorded at fair value as of March 31, 2024 using the following assumptions: weighted-average probability for the likelihood of a change in control or liquidity event within four years from the initial valuation date of the derivative liability and a market-based discount rate that will increase or decrease each period based on changes in the probability in the future cash flows.
2023 Convertible Notes
The 2023 Convertible Notes were accounted for using the FVO election. Under the FVO election, the financial instrument is initially measured at its issue-date estimated fair value and subsequently re-measured
at

estimated fair value on a recurring basis at each reporting period date. The fair value was measured
as of August 1, 2023, just prior to the conversion of the notes, using the share price at conversion ($7.04 per share). Upon the conversion of the notes, the convertible note liability was derecognized.
Revenue Interest Financing and PIPE Conversion Option
The Revenue Interest Financing is accounted for using the FVO election. Under the FVO election, the financial instrument is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The fair value of the Revenue Interest Financing was remeasured as of March 31, 2024 using a discounted cash flow (“DCF”)
method
under the income approach utilizing future revenue projections and a discount rate of 26.8%.
The fair value of the PIPE Conversion Option was accounted for as a derivative under ASC 815. The instrument is measured using a Monte Carlo Simulation Method using the number of shares convertible of 1,065,341 and the following assumptions:

March 31, 2024
Stock Price	1.75
Risk-free interest rate	4.9%
Expected term (in years)	1.3
Expected volatility	100.0%
Earn-Out
Liability
Upon the closing of the Business Combination, the
Earn-Out
Shares were accounted for as a liability because the triggering events that determine the number of shares to be earned included events that were not indexed to Allurion Common Stock, with the change in fair value recognized in Change in the fair value of earn-out
liabilities in the consolidated statement of operations. The estimated fair value of the
Earn-Out
Shares was determined using a Monte Carlo Simulation Method using the following assumptions at the valuation date:

March 31, 2024
Stock Price	1.75
Risk-free interest rate	4.3%
Expected term (in years)	4.3
Expected volatility	102.0%
Term Loan Derivative Liability
The Term Loan derivative liability associated with the Fortress Term Loan was recorded at fair value as of March 31, 2024 using a DCF model that includes default interest payments expected to be made based on future revenue projections and cash flow assumptions and a discount rate of 26.8%.

The changes in the fair values of the Success Fee derivative liability, 2023 Convertible Notes, Revenue Interest Financing, PIPE Conversion Option and
Earn-out
liability categorized with Level 3 inputs for the three months ended March 31, 2024 and 2023 were as follows:

	Success Fee Derivative Liability	2023 Convertible Notes	Revenue Interest Financing	PIPE Conversion Derivative	Earn-Out Liability	Term Loan Derivative Liability	Total
Balance – January 1, 2023	$178	$—	$—	$—	$—	$—	$178
Fair value upon issuance	—	13,600	$—	—	—	—	13,600
Change in fair value	29	—	—	—	—	—	29

Balance – March 31, 2023	$207	$13,600	$—	$—	$—	$—	$13,807

Balance – January 1, 2024	$14	$—	$36,200	$5,600	$23,990	$1,895	$67,699
Fair value upon issuance	—	—	—	—	—	—	—
Change in fair value	—	—	(3,400)	1,910	(14,190)	62	(15,618)
Change in fair value – OCI	—	—	2,200	—	—	—	2,200
Repayments of debt	—	—	—	—	—	—	—

Balance – March 31, 2024	$14	$—	$35,000	$7,510	$9,800	$1,957	$54,281

The change in fair value of the Success Fee derivative liability, 2023 Convertible Notes, Revenue Interest Financing, PIPE Conversion Option, and
Earn-Out
liability at each period is recorded as a component of Other (expense) income in the condensed consolidated statements of operations, with the exception of the change in fair value associated with the change in credit risk related to the Revenue Interest Financing, which is recorded as a component of other comprehensive loss.
Assets and Liabilities Not Carried at Fair Value
The Company’s Fortress Term Loan is carried at amortized cost. The fair value of the Fortress Term Loan was estimated to be $41.0 million on March 31, 2024. The fair value was determined using a DCF approach. We classified the fair value disclosures for the Fortress Term Loan within Level 3 of the fair value hierarchy because the fair value is derived using a significant unobservable input, which includes a discount rate.

10.	Fair Value Measurements
The following tables present the fair value hierarchy for assets and liabilities that are measured at fair value at issuance date and on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

Fair Value Measurement as of December 31, 2023
	Total Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents
Money market funds	$30,582	$30,582	$—	$—

Total assets	$30,582	$30,582	$—	$—

Liabilities:
Legacy Allurion Common Stock Warrant Liabilities	$821	$—	$—	$821
Public Warrants	5,943	5,943	—	—
Revenue Interest Financing	36,200	—	—	36,200
PIPE Conversion Option	5,600	—	—	5,600
Earn-out Liability	23,990	—	—	23,990
Term Loan Derivative Liability	1,895	—	—	1,895
Success Fee Derivative Liability	14	—	—	14

Total Liabilities	$74,463	$5,943	$—	$68,520

Fair Value Measurement as of December 31, 2022
	Total Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents
Money market funds	$4,925	$4,925	$—	$—

Total assets	$4,925	$4,925	$—	$—

Liabilities:
Legacy Allurion Series C Common Stock Warrant Liability	$340	$—	$—	$340
Legacy Allurion Series B Preferred Stock Warrant Liability	303	—	—	303
Legacy Allurion Series A-1 Preferred Stock Warrant Liability	82	—	—	82
Other Common Stock Warrant Liabilities	255	—	—	255
Legacy Allurion Series C Preferred Stock Warrant Liability	684	—	—	684
Derivative Liability-Success Fee	180	—	—	180
Legacy Allurion Series D-1 Preferred Stock Warrant Liability	707	—	—	707

Total Liabilities	$2,551	$—	$—	$2,551

Public Warrants
As a result of the Business Combination on August 1, 2023, the
Company
recorded a liability for Public Warrants to purchase the Company’s Common Stock. The Public Warrants are traded on the NYSE and are recorded at fair value using the closing price as of December 31, 2023 of $0.45, which is a Level 1 input.

Legacy Allurion Warrants
The Company has classified the warrants within Level 3 of the hierarchy as the fair value is derived using
the Black-Scholes option pricing model, which uses a combination of observable (Level 2) and unobservable (level 3) inputs. See table below for the assumptions used in the pricing model:

	Measurement Date	Interest Rate	Exercise Price	Estimated Fair Value of Underlying Share Price	Expected Volatility	Expected Life (Years)
Legacy Allurion Series C Preferred Stock warrants (as converted to Common)	December 31, 2023	3.88%	6.73	3.74	100%	7.25
Other Common Stock	December 31, 2023	3.95%	1.05	3.74	100%	3.69
Legacy Allurion Series D-1 Preferred Stock warrants (as converted to Common)	December 31, 2023	3.88%	12.14	3.74	100%	7.25 - 8.71
Legacy Allurion Series A-1 Preferred Stock warrants (as converted to Rollover warrants)	December 31, 2022	4.42%	$1.90	$6.75	69%	0.25
Legacy Allurion Series B Preferred Stock warrants (as converted to Rollover warrants)	December 31, 2022	4.41%	2.38	6.91	65%	2.00
Legacy Allurion Series C Common Stock warrants (as converted to Rollover warrants)	December 31, 2022	4.11%	0.01	4.54	63%	4.00
Legacy Allurion Series C Preferred Stock warrants (as converted to Rollover warrants)	December 31, 2022	3.92%	6.58	7.24	63%	8.20
Other Common Stock Warrants	December 31, 2022	3.99%	1.02 - 1.10	4.54	63%	4.6 - 4.7
Legacy Allurion Series D-1 Preferred Stock warrants (as converted to Rollover warrants)	December 31, 2022	3.88 - 3.92%	11.87	11.31	63%	8.2 - 9.7
Expected dividend yield for all calculations is 0.00%.
The following table reconciles the changes in fair value for the years ended December 31, 2023 and 2022 of the warrant liabilities valued using Level 3 inputs:

	Preferred Stock Warrants (as converted to Common)	Common Stock Warrants	Total
Balance – January 1, 2022	$510	$231	$741
Fair value upon issuance	834	—	834
Change in fair value	456	365	821
Exercise of warrants	(23)	—	(23)

Balance – December 31, 2022	$1,777	$596	$2,373
Change in fair value	(720)	172	(548)
Exercise of warrants	(75)	—	(75)
Derecognition of liability to equity	(340)	(589)	(929)

Balance – December 31, 2023	$642	$179	$821

2019 Term Loan Success Fee Derivative Liability
The derivative liability for the success fee associated with Legacy Allurion’s November 2019 loan and security agreement with Western Alliance Bank (the “2019 Term Loan” and such fee, the “Success Fee”) was recorded at fair value as of December 31, 2023 using the following assumptions: weighted-average probability for the likelihood of a change in control or liquidity event within four years from the initial valuation date of the derivative liability and a market-based discount rate that will increase or decrease each period based on changes in the probability in the future cash flows.
2023 Convertible Notes
The 2023 Convertible Notes were accounted for using the FVO election. Under the FVO election, the financial instrument is initially measured at its issue-date estimated fair value and subsequently re-measured
at estimated fair value on a recurring basis at each reporting period date. The fair value was measured as of August 1, 2023, just prior to the conversion of the notes, using the share price at conversion ($7.04 per share). Upon the conversion of the notes, the convertible note liability was derecognized.
PubCo Additional Shares Liability
The PubCo Additional Shares liability was initially recorded at fair value as of May 2, 2023 and revalued as of August 1, 2023, just
prior to the close of the Business Combination, using the number of shares issued at the close of the Business Combination of 387,696 and an estimated price of shares at settlement of $7.04. Upon the issuance of shares, the PubCo Additional Shares liability was derecognized.
Base PubCo Shares and Backstop Shares Liability
The Base PubCo Shares and Backstop Shares liability was initially recorded at fair value as of May 2, 2023 and revalued as of August 1, 2023, just prior to the close of the Business Combination, using the number of shares for each Backstop Purchaser at the close of the Business Combination of 950,000 and an estimated price of shares at settlement of $7.04. Upon the issuance of shares, the Base PubCo Shares and Backstop Shares liability was derecognized.
Revenue Interest Financing and PIPE Conversion Option
The Revenue Interest Financing was accounted for using the FVO election. Under the FVO election, the financial instrument is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The fair value of the Revenue Interest Financing was remeasured as of December 31, 2023 using a discounted cash flow (“DCF”) method under the income approach utilizing future revenue projections and a discount rate of 24.4%.
The fair value of the PIPE Conversion Option was accounted for as a derivative under ASC 815. The instrument is measured using a Monte Carlo Simulation Method using the number of shares convertible of 1,065,341 and the following assumptions:

December 31, 2023
Stock Price	3.74
Risk-free interest rate	4.46%
Expected term (in years)	1.6
Expected volatility	82.5%

Earn-Out
Liability
Upon the closing of the Business Combination, the
Earn-Out
Shares were accounted for as a liability because the triggering events that determine the number of shares to be earned included events that were not indexed to Allurion
Common
Stock, with the change in fair value recognized in Change in the fair value of earn-out
liabilities in the consolidated statement of operations. The estimated fair value of the earn-out
shares was determined using a Monte Carlo Simulation Method using the following assumptions at the valuation date:

December 31, 2023
Stock Price	3.74
Risk-free interest rate	3.9%
Expected term (in years)	4.6
Expected volatility	87.0%
Term Loan Derivative Liability
The Term Loan Derivative Liability associated with the Fortress Term Loan was recorded at fair value as of December 31, 2023 using a DCF model that includes default interest payments expected to be made based on future revenue projections and cash flow assumptions and a discount rate of 24.4%.
The changes in the fair values of the Success Fee derivative liability, 2023 Convertible Notes, PubCo Additional Shares liability, Base PubCo Shares and Backstop Shares liability, Revenue Interest Financing, PIPE Conversion Option,
Earn-out
liability, and Term Loan Derivative Liability categorized with Level 3 inputs for the years ended December 31, 2023 and 2022 were as follows:

	Success Fee Derivative Liability	2023 Convertible Notes	PubCo Share Liability	Base PubCo & Backstop Share Liability	Revenue Interest Financing	PIPE Conversion Derivative	Earn-Out Liability	Term Loan Derivative Liability	Total
Balance – January 1, 2022	$159	$—	$—	$—	$—	$—	$—	$—	$159
Fair value upon issuance	—	—	—	—	—	—	—	—	—
Change in fair value	19	—	—	—	—	—	—	—	19
Exercise of warrants	—	—	—	—	—	—	—	—	—

Balance – December 31, 2022	$178	$—	$—	$—	$—	$—	$—	$—	$178
Fair value upon issuance	—	$28,700	3,370	3,264	40,000	3,340	53,040	1,895	133,609
Change in fair value	(164)	3,751	(642)	10,106	(3,408)	2,260	(29,050)	—	(17,147)
Change in fair value – OCI	—	—	—	—	700	—	—	—	700
Payments	—	(10,750)	—	—	(1,092)	—	—	—	(11,842)
Derecognition of liability to equity	—	(21,701)	(2,728)	(13,370)	—	—	—	—	(37,799)

Balance – December 31, 2023	$14	$—	$—	$—	$36,200	$5,600	$23,990	$1,895	$67,699

The change in fair value of the Success Fee derivative liability, 2023 Convertible Notes, PubCo
Additional
Shares liability, Base PubCo Shares and Backstop Shares liability, Revenue Interest Financing, PIPE Conversion Option,
Earn-Out
liability, and Term Loan Derivative Liability at each period is recorded as a component of Other (expense) income in the consolidated statements of operations, with the exception of the change in fair value associated with the change in credit risk related to the Revenue Interest Financing which is recorded as a component of other comprehensive loss.

Assets and Liabilities Not Carried at Fair Value
The Company’s Fortress term loan is carried at amortized cost. The fair value of the Fortress term loan was estimated to be $43.2 million on December 31, 2023. The fair value was determined using a discounted cash flow approach. We classified the fair value disclosures for the Fortress Term Loan within level 3 of the fair value hierarchy because the fair value is derived using a significant unobservable input, which includes a discount rate.